SHARE-BASED PAYMENTS - Long Term Incentive Option Plan (Details)		12 Months Ended
	Apr. 02, 2019 item $ / shares shares	Mar. 31, 2022 plan	Aug. 11, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | plan		2
Long Term Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of founding executives | item	5
Number of options granted to each holder | shares	1,800,180
Exercise price | $ / shares	$ 0.00001
Vesting period	4 years
Number of outstanding options			9,000,900